Financial instruments (Narrative) (Details) $ in Thousands, lb in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) t lb $ / lbs	Dec. 31, 2023 USD ($) t lb $ / lbs	Dec. 31, 2023 USD ($) lb $ / lbs	Dec. 31, 2022 USD ($) lb $ / lbs	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gold prepayment revaluation			$ (192)	$ 512
Gold prepayment liability	$ 55,901	$ 55,901	$ 55,901	$ 71,208	$ 140,008
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	62.00%	62.00%	62.00%	64.00%
Percentage of entity's trade receivables that are insured	76.00%	76.00%	76.00%	86.00%
Copper fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper fixed for floating swaps | lb	90.6	90.6	90.6	89.7
Average price recorded for copper fixed for floating swaps | $ / lbs	3.74	3.74	3.74	3.61
Derivative financial liabilities	$ 9,515	$ 9,515	$ 9,515	$ 17,269
Zinc fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of zinc fixed for floating swaps | lb	13.9	13.9	13.9	17.5
Average price recorded for zinc fixed for floating swaps | $ / lbs	1.14	1.14	1.14	1.32
Derivative financial liabilities	$ 945	$ 945	$ 945	$ 149
Copper forward sale [Member]
Disclosure of detailed information about financial instruments [line items]
Tonnes of copper production | t		5,600
Pounds of copper forwards outstanding | lb	7.9	7.9	7.9
Average price recorded for copper forwards outstanding | $ / lbs	3.93	3.93	3.93
Derivative financial assets	$ 65	$ 65	$ 65
Copper costless collars [Member]
Disclosure of detailed information about financial instruments [line items]
Tonnes of copper production | t	6,000
Average floor price | $ / lbs	3.83	3.83	3.83
Average cap price | $ / lbs	4.03	4.03	4.03
Unsettled copper collars | lb	13.2	13.2	13.2	0.0
Derivative financial assets	$ 0	$ 0	$ 0	$ 0
Provisional pricing - copper and zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 22,635	$ 22,635	$ 22,635	$ 20,285
Customer 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	24.00%	24.00%	24.00%	18.00%
Customer 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	17.00%	17.00%	17.00%	14.00%